Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

28. Related party transactions

Related parties comprise shareholders of Sportradar with significant influence, the Canada Pension Plan Investment Board (CPPIB), as the controlling shareholder of BlackBird (a significant shareholder of Sportradar) since October 3, 2018, key management and certain companies (associates). For related party transactions with key management personnel and the board of directors, refer to note 29.

During the years ended December 31, 2020, 2021 and 2022, major shareholders holding more than 20% in voting rights of Sportradar Group AG and/or Sportradar Holding AG (the Company’s predecessor, refer to note 1) were: Carsten Koerl (CEO of Sportradar) with 55.1% and BlackBird s. à r.l. with 40.0% before the IPO. Since the IPO date, Carsten Koerl has held more than 80% of the voting rights.

Carsten Koerl holds 33% of the shares in Betgames – UAB TV Zaidimai situated in Vilnius, Lithuania. The Group had no revenue transactions with Betgames for the years ended December 31, 2020, 2021, and €30 during the year ended December 31, 2022. As of December 31, 2022 receivables due from Betgames was €20.

For the years ended December 31, 2020 and 2021, until May 2022 Mr. Koerl held a 23% beneficial ownership in OOO PMBK, which is associated with Interactive Sports Holdings Limited. The Group generated revenue of €2,000 in 2020, €2,700 in 2021 and €1,200 in 2022 until the date Mr. Koerl no longer held any interest.

During the years ended December 31, 2020 and 2021, Carsten Koerl held more than 50% in BetTech based in Cape Town, South Africa, where he also acted as a director. On August 4, 2022, Sportradar acquired 100% of shares in BetTech from Carsten Koerl and minority shareholders for consideration of €7.0 million (refer to note 3). The Group’s acquisition of BetTech is a related party transaction and an acquisition under common control in the context of the establishment of SportTech AG with Ringier and certain minority shareholders (see note 16.3). Immediately upon closing of the Group’s acquisition of BetTech, the Group contributed 100% of the shares of BetTech for €10.0 million to SportTech in addition to a cash contribution of €13.7 million to SportTech and a cash equalization payment of €14.2 million to Ringier, for a 49% ownership in SportTech (note 16.3). Sportradar’s director Marc Walder serves as a director for Ringier, a Swiss holding company which, together with two minority shareholders, holds 51% ownership of SportTech. The Group recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022.

Sportradar generated revenue of €335 and €185 with BetTech in 2020 and 2021, respectively, and as of December 31, 2021, €15 were receivable. During the year ended December 31, 2022 until the date of the Group’s acquisition of BetTech, the Group generated revenue of €253 with BetTech.

As of December 31, 2021 and 2022, the Group has outstanding loans that were issued to several members of middle management of €567 and €359, respectively. The loans have a maturity of two years and a fixed interest rate of 5%. The loans were granted to management to purchase participation shares of Slam InvestCo S.à.r.l.

During the years ended December 31, 2020, 2021 and 2022, the transactions with associates are shown below:

Transactions with related parties - Associates

	Revenue			Expenses
	For the year ended December 31,
in €’000	2020	2021	2022	2020	2021	2022
NSoft*	1,347	1,861	824	(706)	(906)	(274)
Bayes	1,585	1,730	—	(5,460)	(5,742)	(775)
SportTech	—	—	613	—	—	(150)
Total	2,932	3,591	1,437	(6,166)	(6,648)	(1,199)

As of December 31, 2021 and 2022, outstanding balances with associates are shown below:

Transactions with related parties - Associates

	Trade		Trade
	Receivables		Payables

	As of December 31,
in €’000	2021	2022	2021	2022
NSoft*	204	—	—	—
Bayes	1,582	—	(598)	—
SportTech	—	311	—	(90)
Total	1,786	311	(598)	(90)

*During 2020 and 2021, and until April 28, 2022, NSoft was an associate of the Group (note 16.1), which is the date the Group acquired an additional 30% interest in NSoft and NSoft became a consolidated entity of the Group. On that date, NSoft ceased its relationship as a related party to the Group.